PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 5 -             PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2023 and 2022 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2023	June 30, 2022
Office equipment	5	3%	186,642	200,947
Electric equipment	5	3%	30,418	26,945
Vehicles	4	3%	17.622	—
Less: accumulated depreciation			(213,879)	(224,152)
Property and equipment, net			$20,804	$3,740

Depreciation expense totaled $1,397 and $297 for the years ended June 30, 2023 and 2022, respectively.